Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets, Net [Line Items]
Amortization of intangible assets	$ 399	$ 210	$ 636	$ 421
Developed Technology Rights [Member]
Intangible Assets, Net [Line Items]
weighted-average remaining lives of intangible assets			5 years 10 months 24 days
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
weighted-average remaining lives of intangible assets			14 years 6 months
Trade Names [Member]
Intangible Assets, Net [Line Items]
weighted-average remaining lives of intangible assets			1 year 8 months 12 days
Backlog [Member]
Intangible Assets, Net [Line Items]
weighted-average remaining lives of intangible assets			9 years